Repurchase and Resell Agreements - Additional Information (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Maximum	Mar. 31, 2013 Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)				14 days	14 days
Securities purchased under agreements to resell	$ 955.4	57,322.6	67,000.0
Securities sold under repurchase agreements, maturity (days)				14 days	14 days
Securities sold under repurchase agreements, amount outstanding	$ 0	0	205,000.0